UTILITIES PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 86.4%

                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------
Broadcasting and Cable -- 1.2%
-----------------------------------------------------------------------
Ovation, Inc.(1)(2)                             285,787    $  2,857,870
Young Broadcasting, Inc., Class A(2)             80,000       4,080,000
-----------------------------------------------------------------------
                                                           $  6,937,870
-----------------------------------------------------------------------
Communications Equipment -- 2.3%
-----------------------------------------------------------------------
Alcatel ADR                                      75,000    $  3,375,000
LM Ericsson Telephone Co., ADR                   85,000       5,583,437
Nokia Corp. ADR                                  10,000       1,900,000
TranSwitch Corp.(2)                              35,000       2,539,687
-----------------------------------------------------------------------
                                                           $ 13,398,124
-----------------------------------------------------------------------
Computer Software -- 3.7%
-----------------------------------------------------------------------
BCE, Inc.                                       105,000    $  9,469,687
Netcom Systems, AB(3)                           100,000       6,999,860
SilverStream Software, Inc.(2)                   20,000       2,380,000
SonicWALL, Inc.(2)                               20,000         805,000
Wind River Systems, Inc.(2)                      50,000       1,831,250
-----------------------------------------------------------------------
                                                           $ 21,485,797
-----------------------------------------------------------------------
Electric Utilities -- 16.3%
-----------------------------------------------------------------------
Calpine Corp.(2)                                 70,500    $  4,512,000
Cleco Corp.                                     300,000       9,618,750
DPL, Inc.                                       600,000      10,387,500
DQE, Inc.                                       450,000      15,581,250
Edison International                             50,000       1,309,375
Illinova Corp.                                  315,000      10,946,250
Kansas City Power and Light Co.                 115,000       2,537,187
LG & E Energy Corp.                             120,000       2,092,500
National Grid Group plc(3)                      800,000       6,072,880
Niagra Mohawk Holdings, Inc.(2)                 120,000       1,672,500
Nisource, Inc.                                  600,000      10,725,000
Pinnacle West Capital Corp.                     400,000      12,225,000
PowerGen plc(3)                                  57,530         412,611
ScottishPower plc ADR                           140,500       3,934,000
Sierra Pacific Resources                        144,000       2,493,000
-----------------------------------------------------------------------
                                                           $ 94,519,803
-----------------------------------------------------------------------
Gas Utilities -- 5.2%
-----------------------------------------------------------------------
Columbia Energy Group                            75,000    $  4,743,750
El Paso Energy Corp.                             75,000       2,910,938
MCN Energy Group, Inc.                          100,000       2,375,000
Mitchell Energy & Development Corp.,
Class B                                          67,400       1,453,313
                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------

Gas Utilities (continued)
-----------------------------------------------------------------------
National Fuel Gas Co.                           100,000    $  4,650,000
NICOR, Inc.                                     155,000       5,037,500
Peoples Energy Corp.                            110,000       3,685,000
San Juan Basin Royalty Trust                    500,000       5,187,500
-----------------------------------------------------------------------
                                                           $ 30,043,001
-----------------------------------------------------------------------
Machinery and Engineering -- 1.3%
-----------------------------------------------------------------------
Mannesmann AG(3)                                 30,000    $  7,276,704
-----------------------------------------------------------------------
                                                           $  7,276,704
-----------------------------------------------------------------------
REITS -- 0.5%
-----------------------------------------------------------------------
Annaly Mortgage, Inc. 144A(2)(4)                350,000    $  3,062,500
-----------------------------------------------------------------------
                                                           $  3,062,500
-----------------------------------------------------------------------
Telecommunications Services -- 7.7%
-----------------------------------------------------------------------
Adelphia Business Solutions, Inc.(2)            115,000    $  5,520,000
BEA Systems, Inc.(2)                             30,000       2,098,125
Broadwing, Inc.                                 100,000       3,687,500
Digex, Inc.(2)                                   65,000       4,468,750
Equant NV(2)                                     40,000       4,480,000
GRIC Communications, Inc.(2)                     15,000         380,625
Infonet Services Corp. ADR(2)                    80,000       2,100,000
ITC DeltaCom, Inc.(2)                            50,000       1,381,250
Jazztel plc ADR(2)                                5,000         325,625
NBC Internet, Inc.(2)                            10,000         772,500
PSINet, Inc.(2)                                  25,000       1,543,750
Sonera Corp. ADR(2)                              85,000       5,886,250
Thus plc(3)                                     350,000       2,205,595
Verio, Inc.(2)                                   25,000       1,154,688
Versatel Telecom International NV ADR(2)        250,000       8,734,375
-----------------------------------------------------------------------
                                                           $ 44,739,033
-----------------------------------------------------------------------
Telephone Utilities -- 44.9%
-----------------------------------------------------------------------
Airgate PCS, Inc.(2)                             20,000    $  1,055,000
Alltel Corp.                                    110,000       9,095,625
Bell Atlantic Corp.                             275,000      16,929,688
BellSouth Corp.                                  85,000       3,979,063
Call-Net Enterprises Inc.-B                     160,000         535,008
CenturyTel, Inc.                                 80,000       3,790,000
Clearnet Communications, Inc.(2)                 40,000       1,375,000
Energis(2)(3)                                   816,259      39,124,926
Esat Telecom Group plc ADR(2)                    40,000       3,660,000
GTE Corp.                                       350,000      24,696,875
Helsingin Puhelin Oyj(3)                         73,850       6,121,449
MCI Worldcom, Inc.(2)                            52,500       2,785,781

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------

Telephone Utilities (continued)
-----------------------------------------------------------------------
Microcell Telecommunications, Inc.(2)           120,000    $  3,945,000
Nippon Telegraph and Telephone Corp.             70,000       6,028,750
Omnipoint Corp.(2)                               95,000      11,459,375
Portugal Telecom SA(3)                          100,000       1,091,510
Primus Telecommunications Group, Inc.(2)        105,000       4,016,250
RSL Communications, Ltd.(2)                      92,500       1,584,063
SBC Communications, Inc.                      1,107,960      54,013,050
Sprint Corp.                                    550,000      37,021,875
Tele Danmark(3)                                  15,350       1,135,071
Telecom Italia SpA(3)                           900,000      10,003,950
US West, Inc.                                   140,000      10,080,000
Vodafone AirTouch plc ADR                        50,000       2,475,000
Western Wireless Corp., Class A(2)               45,000       3,003,750
Z-Tel Technologies, Inc.(2)                      15,625         630,859
-----------------------------------------------------------------------
                                                           $259,636,918
-----------------------------------------------------------------------
Utilities - Electrical and Gas -- 3.3%
-----------------------------------------------------------------------
Constellation Energy Group                       90,000    $  2,610,000
MDU Resources Group, Inc.                       100,000       2,000,000
Montana Power Co.                               100,000       3,606,250
NSTAR                                            75,000       3,037,500
PG&E Corp.                                       50,000       1,025,000
SCANA Corp.                                     260,000       6,987,500
-----------------------------------------------------------------------
                                                           $ 19,266,250
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $347,633,607)                          $500,366,000
-----------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 8.8%

                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------
Gas Utilities -- 2.6%
-----------------------------------------------------------------------
El Paso Energy Capital Trust                    300,000    $ 15,112,500
-----------------------------------------------------------------------
                                                           $ 15,112,500
-----------------------------------------------------------------------
Telephone Utilities -- 6.2%
-----------------------------------------------------------------------
Omnipoint Corp.(4)                              180,000    $ 35,550,000
-----------------------------------------------------------------------
                                                           $ 35,550,000
-----------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $23,725,147)                           $ 50,662,500
-----------------------------------------------------------------------

WARRANTS -- 0.0%

                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------
REITS -- 0.0%
-----------------------------------------------------------------------
Walden Residential(2)                           340,000    $      1,700
-----------------------------------------------------------------------
                                                           $      1,700
-----------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                    $      1,700
-----------------------------------------------------------------------
CONVERTIBLE BONDS -- 3.3%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Bell Atlantic Financial, 4.25%,
9/15/05(4)                                 $      5,500    $  6,765,000
NTL, Inc., 7.00%, 12/15/08(4)                     3,500       9,152,500
Ovation, Inc. (PIK), 9.75%, 2/23/01(1)            3,117       3,116,808
-----------------------------------------------------------------------
Total Convertible Bonds
   (identified cost, $12,893,058)                          $ 19,034,308
-----------------------------------------------------------------------
COMMERCIAL PAPER -- 1.6%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
SBC Communications, Inc., 4.70%, 1/3/00    $      9,476    $  9,473,526
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $9,473,526)                         $  9,473,526
-----------------------------------------------------------------------
Total Investments -- 100.1%
   (identified cost $393,725,338)                          $579,538,034
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.1)%                   $   (447,665)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $579,090,369
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 (PIK) - Payment in kind.

 (1) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (2)  Non-income producing security.
 (3)  Foreign security.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $393,725,338)                          $579,538,034
Cash                                             4,672
Receivable for investments sold              1,127,766
Dividends and interest receivable            1,250,660
Miscellaneous receivable                        15,211
Tax reclaim receivable                           7,099
------------------------------------------------------
TOTAL ASSETS                              $581,943,442
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  2,813,238
Payable to affiliate for Trustee's fees          6,362
Accrued expenses                                33,473
------------------------------------------------------
TOTAL LIABILITIES                         $  2,853,073
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $579,090,369
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $393,281,944
Net unrealized appreciation (computed on
   the basis of identified cost)           185,808,425
------------------------------------------------------
TOTAL                                     $579,090,369
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 1999
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $44,938)                               $ 10,759,912
Interest                                     1,189,780
Miscellaneous                                   52,643
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 12,002,335
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  3,236,300
Trustees' fees and expenses                     29,845
Custodian fee                                  254,760
Legal and accounting services                   47,629
Interest expense                                26,348
Miscellaneous                                    4,102
------------------------------------------------------
TOTAL EXPENSES                            $  3,598,984
------------------------------------------------------

NET INVESTMENT INCOME                     $  8,403,351
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $125,097,015
   Foreign currency transactions               (17,451)
------------------------------------------------------
NET REALIZED GAIN                         $125,079,564
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 43,688,318
   Foreign currency                             (5,793)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 43,682,525
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $168,762,089
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $177,165,440
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 1999  DECEMBER 31, 1998
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       8,403,351  $      13,457,660
   Net realized gain                            125,079,564          5,496,806
   Net change in unrealized appreciation
      (depreciation)                             43,682,525         75,228,993
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $     177,165,440  $      94,183,459
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      20,219,337  $      17,840,966
   Withdrawals                                  (77,910,493)       (65,817,239)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (57,691,156) $     (47,976,273)
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     119,474,284  $      46,207,186
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     459,616,085  $     413,408,899
------------------------------------------------------------------------------
AT END OF YEAR                            $     579,090,369  $     459,616,085
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------
                                    1999        1998        1997        1996        1995
------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------
Operating expenses                  0.72%       0.72%       0.74%       0.82%         0.81%
Interest expense                      --(1)     0.16%       0.01%       0.03(1)       0.03(1)
Net investment income               1.68%       3.13%       4.42%       5.94%         4.83%
Portfolio Turnover                    93%         78%        169%        166%          103%
------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $579,090    $459,616    $413,409    $455,067    $521,670
------------------------------------------------------------------------------------------

 Certain prior year ratios have been restated to conform to the current year presentation.
 (1)  Less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Utilities Portfolio (the Portfolio), is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. Under normal circumstances the Portfolio invests at least 65% of its total assets in common stocks of utilities companies. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Options and financial futures contracts are valued at the last sale price, as quoted on the principal exchange or board of trade on which such options or contracts are traded or, in the absence of a sale, the mean between the last bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Option Accounting Principles -- Upon the writing of a covered call option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing call options which expire are treated as realized gains. Premiums received from writing call options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as writer of a call option, may have no control over whether the underlying securities may be sold and, as a result, bears the market risk for an unfavorable change in the price of the securities underlying the written option.

 F Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized

UTILITIES PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates, security prices, commodity prices or currency exchange rates. Should interest rates, security prices, commodity prices or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize for book purposes a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy.

 G Delayed Delivery Transactions -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities if the counterparty does not perform under the contract.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 1999, $3,021 credit balances were used to reduce the Portfolio's custodian fee.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. In addition, the Trustees voted to accept a waiver of BMR's compensation so that advisory fees paid will not exceed 0.65% on an annual basis on assets up to $500 million and at reduced rates thereafter. For the year ended December 31, 1999, the fee was equivalent to 0.65% of the Portfolio's average daily net assets for such period and amounted to $3,236,300. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1999, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $444,761,865 and
   $481,690,394, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1999, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 394,393,450
    -------------------------------------------------------
    Gross unrealized appreciation             $ 190,151,085
    Gross unrealized depreciation                (5,006,501)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 185,144,584
    -------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of

UTILITIES PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended December 31, 1999 was $476,088 and the average interest rate was 5.53%. At December 31, 1999, the Portfolio did not have a loan outstanding under this agreement.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 1999 there were no outstanding obligations under these financial instruments.

UTILITIES PORTFOLIO AS OF DECEMBER 31, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF UTILITIES PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Utilities Portfolio (the "Portfolio") at December 31, 1999, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2000

EATON VANCE UTILITIES FUND AS OF DECEMBER 31, 1999

INVESTMENT MANAGEMENT


UTILITIES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Judith A. Saryan
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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